Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2016	Mar. 31, 2015
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 38,933	¥ 35,038
Gross amounts offset in the consolidated balance sheets, assets		(10,943)	(12,773)
Net amounts presented in the consolidated balance sheets, assets		27,990	22,265
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(3,332)	(3,888)
Net amount, assets		24,658	18,377
Gross amounts recognized, liabilities		25,073	40,209
Gross amounts offset in the consolidated balance sheets, liabilities		(10,943)	(12,773)
Net amounts presented in the consolidated balance sheets, liabilities		14,130	27,436
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(225)	(277)
Net amount, liabilities		13,905	27,159
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		19,870	29,619
Gross amounts offset in the consolidated balance sheets, liabilities		(5,757)	(2,858)
Net amounts presented in the consolidated balance sheets, liabilities		14,113	26,761
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(225)	(277)
Net amount, liabilities		13,888	26,484
Reverse repurchase, securities borrowing, and similar arrangements
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	[2]	5,186	9,915
Gross amounts offset in the consolidated balance sheets, assets	[2]	(5,186)	(9,915)
Net amounts presented in the consolidated balance sheets, assets	[2]	0	0
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1],[2]	0	0
Net amount, assets	[2]	0	0
Gross amounts recognized, liabilities	[2]	5,203	10,590
Gross amounts offset in the consolidated balance sheets, liabilities	[2]	(5,186)	(9,915)
Net amounts presented in the consolidated balance sheets, liabilities	[2]	17	675
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1],[2]	0	0
Net amount, liabilities	[2]	17	675
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		33,747	25,123
Gross amounts offset in the consolidated balance sheets, assets		(5,757)	(2,858)
Net amounts presented in the consolidated balance sheets, assets		27,990	22,265
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(3,332)	(3,888)
Net amount, assets		¥ 24,658	¥ 18,377

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
[2]	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.